Significant mergers and acquisitions and investments - Equity investments and others (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions		1 Months Ended															2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 27, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 HKD ($)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥) employee	Jul. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥) ¥ / shares	May 31, 2019 HKD ($)	Aug. 31, 2014	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2014	Nov. 30, 2020	Aug. 31, 2020	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 USD ($) employee
Investment
Gain in interest and investment income, net																					¥ 71,561
Profit Share Payments | Ant Group
Investment
Additional fee, as a percentage of pre-tax income																						37.50%
Amounts earned by the Company																					3,835
SAPA | Pre-emptive rights | Ant Group | Maximum
Investment
Consideration to be received from related party | $																										$ 1,500
SAPA | Corporate governance provisions | Ant Group
Investment
Number of officers or employees | employee												2														2
Number of officers nominated | employee												2
2014 IPLA | Profit Share Payments | Ant Group
Investment
Additional fee, as a percentage of pre-tax income																37.50%
Amounts earned by the Company																					3,835
Bilibili, Inc
Investment
Cash consideration					¥ 4,885	$ 5,818
Equity interest (as a percent)					8.00%	8.00%	8.00%													8.00%
STO Express
Investment
Cash consideration													¥ 4,700
Percentage of equity interest acquired													14.70%
Percentage of equity interest the Company may elect to acquire													31.30%
Total consideration													¥ 10,000
Losses relating to options																			¥ 36	¥ 1,413	1,766
Purchase consideration							¥ 3,300
Equity interest (as a percent)							25.00%
Allocated to net assets acquired							¥ 2,002
STO Express | Subsequent event
Investment
Percentage of equity interest the Company may elect to acquire	21.00%
Total consideration	¥ 6,700
STO Express | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets							1,731
STO Express | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets							2,433
STO Express | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets							¥ 477
Mango Excellent Media Co
Investment
Cash consideration								¥ 6,200
Percentage of equity interest acquired								5.00%	5.00%									5.00%
China Broadcasting Network Joint Stock Corporation Limited
Investment
Cash consideration																		¥ 10,000
Percentage of equity interest acquired								7.00%	7.00%									7.00%
YTO Express Group Co., Ltd
Investment
Equity interest (as a percent)																								11.00%
Purchase consideration										¥ 6,600
Equity interest (as a percent)										23.00%
Allocated to net assets acquired										¥ 3,891
YTO Express Group Co., Ltd | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets										4,442
YTO Express Group Co., Ltd | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets										4,270
YTO Express Group Co., Ltd | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets										¥ 1,171
Meinian
Investment
Purchase consideration																	¥ 6,700
Equity interest (as a percent)																	14.00%						13.00%
Allocated to net assets acquired																	¥ 191
Meinian | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																	2,573
Meinian | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																	4,579
Meinian | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																	¥ 643
AliExpress Russia Joint Venture
Investment
Purchase consideration			¥ 1,244	$ 192							$ 100
Equity interest (as a percent)			48.00%	48.00%				48.00%	48.00%									48.00%							56.00%
Allocated to net assets acquired																									¥ 1,630
Cash consideration								¥ 1,269	$ 194
AliExpress Russia Joint Venture | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																									2,325
AliExpress Russia Joint Venture | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																									4,290
AliExpress Russia Joint Venture | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																									¥ 116
AliExpress Russia businesses
Investment
Deconsolidation gain																					¥ 10,300
Ant Group
Investment
Equity interest (as a percent)												33.00%									33.00%					33.00%
Deferred tax effect																					¥ 19,700
Ant Group | SAPA
Investment
Equity interest (as a percent)												33.00%														33.00%
Cost of equity interest												¥ 90,700
Other cost reimbursement																					600
Deferred tax effect																					19,700
Gain in interest and investment income, net																					¥ 71,600
Weighted average amortization period												9 years 6 months
Ant Group | Amortizable intangible assets | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets												¥ 24,500
Ant Group | Equity investments | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets												¥ 5,300
Red Star
Investment
Cash consideration		¥ 350
Percentage of equity interest acquired		3.00%												2.00%	2.00%
Cash consideration for subscription of exchangeable bonds														¥ 4,359
Exchangeable bonds term (in years)														5 years	5 years
Initial price of bonds exchangeable into ordinary shares | ¥ / shares														¥ 12.28
Total consideration														¥ 390	$ 447
Sun Art Retail Group Limited
Investment
Equity interest (as a percent)										31.00%